Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions

18. Related party transactions

In 2017, 2018 and 2019, the Company entered into a series of business arrangements with certain entities in which Mr. Roche owns substantial equity interests. The table below sets forth major related parties and their relationships with the Company:

Company Name	Relationship with the Company
IS Seafood	Affiliate of Mr. Roche
Ryecor China Investment Limited ("Ryecor")	Affiliate of Mr. Roche
Acorn Composite Corporation ("Acorn Composite")	Affiliate of Mr. Roche
URBN Hotels & Resorts ("URBN Hotels")	Affiliate of Mr. Roche
Jia He Hotel	Affiliate of Mr. Roche
Cachet Hotel Group ("Cachet Hotel")	Affiliate of Mr. Roche
510 W 42nd Retail LLC ("510 W")	Affiliate of Mr. Roche
GA Homes Inc. ("GA Homes")	Affiliate of Mr. Roche

Details of the transactions for the years ended December 31, 2017, 2018 and 2019 were as follows:

	For the years ended December 31,
	2017	2018	2019
Purchase of goods and services
IS Seafood	$2,656	$495,276	$1,732,670
Cachet Hotel	$—	$—	$1,230,887

Sale of goods
URBN Hotels	$3,949	$2,577	$14,818
Jia He Hotel	$4,874	$7,937	$27,899
Cachet Hotel	$619	$—	$—

Rendering of services
Cachet Hotel	$—	$—	$114,982
IS Seafood	$—	$—	$49,278

During 2017, 2018 and 2019, the Company made sales of $3,949, $2,577 and $14,818, respectively, to URBN hotels; made sales of $4,874, $7,937 and $27,899, respectively, to Jia He Hotel, and made sales of $619, nil and nil, respectively, to Cachet Hotel for hotel uniforms.

During 2017, 2018 and 2019, the Company purchased Iceland sourced seafood, such as cod, lobster, halibut and scampi, from IS Seafood amounting to $2,656, $495,276 and $1,732,670, respectively, to sell to consumers via the Internet.

During 2019, the Company purchased service of $1,230,887 from Cachet Hotel for various shared services provided by Cachet Hotel, including finance and tax services, legal services, and administrative services. The Company earned shared service income of $114,982 and $49,278 from Cachet Hotel and IS Seafood, respectively, for providing shared services, including human resources and information technology services.

As of December 31, 2018 and 2019, the balance due from and due to related parties were as follows:

	December 31,
	2018	2019
Accounts receivable - Jia He Hotel	$5,560	$21,750
Accounts receivable - URBN Hotel	$2,605	$19,283
Accounts receivable - GA Homes	$35,837	$58,258
Accounts receivable - 510 W	$72,302	$114,397
Other receivables - Mr. Roche	$40,196	$41,795
Other receivables - CEO	$394,558	$494,511
Other receivables - IS Seafood	$—	$12,901
Other receivables - Cachet Hotel	$—	$251,859
Other receivables - GA Homes	$358,370	$358,370
Other receivables - 510 W	$723,024	$323,024
Loan receivables - Cachet Hotel	$10,050,054	$14,804,052
Advance to suppliers - IS Seafood	$596,575	$1,115,009

As of December 31, 2018 and 2019, the Company has made an advance of $596,575 and $1,115,009 to IS Seafood for purchases of Iceland sourced seafood to sell to consumers via the Internet.

In November 2017, the Company entered into a Strategic Cooperation Framework Agreement (the "Framework Agreement") with Cachet Hotel, which is part of the Roche Enterprises Limited group of companies. Roche Enterprises Limited is owned by Mr. Roche and Mr. Roche is also the Executive Chairman and the majority shareholder of Cachet Hotel. The Framework Agreement was personally guaranteed by Mr. Roche and management believes the loan to be fully collectable.

Under the Strategic Framework Agreement, Acorn will become Cachet Hotel's preferred supplier for sourcing of all amenities, textiles, other hotel goods as well as various furniture, fixtures and equipment for the hotels, restaurants, clubs and other types of properties managed by Cachet, subject to Acorn's ability to procure the products satisfying Cachet's requirements on commercially reasonable terms. Best efforts will be used to ensure that the owners of these properties purchase their products from Acorn.

The Framework Agreement also provides a credit facility for the Company to loan to Cachet up to $10.0 million at an interest rate of 8% per annum for amounts borrowed in USD and 10% for amounts borrowed in RMB, with each drawdown subject to the Company's consent in its sole and absolute discretion. The facility has a three-year term with two one-year renewal options. In February 2019, the Company entered into an amendment agreement to the Framework Agreement to increase the credit facility up to $15.0 million with all other terms remained in effect. As of December 31, 2018 and 2019, the Company provided loan advances in USD of $10.0 million and $14.8 million, respectively, which are presented as a loan to a related party on the consolidated balance sheets.

Management is closely monitoring developments related to the coronavirus outbreak and proactively coping with the impacts on business operation and finance, including assessing the financial position of the borrower and guarantor that would have an impact on the recoverability of the loan receivable.

In September 2015, the Company entered into an assignment with Ryecor, pursuant to which Ryecor assigned to the Company all of its rights on the loan agreement with E-surer signed in October 2014, and delegated to the Company all of its obligation in exchange of a cash payment of $3,024,933 to Ryecor and Acorn Composite Corporation, Inc., which is also a company owned by Mr. Roche. The Assigned Contracts were personally guaranteed by Mr. Roche (See Note 8).